Share Based Compensation - Schedule of Share Option Activities (Details) - USD ($)		12 Months Ended
	Jul. 01, 2024	Jun. 30, 2025
Schedule of Share Option Activities [Abstract]
Number of Options, Options outstanding, Beginning (in Shares)	70,451	70,451
Weighted Average Exercise Price, Options outstanding, Beginning	$ 52.46	$ 52.46
Weighted Average Remaining Contract Life Years, Options outstanding, Beginning	2 years 3 months 3 days
Weighted Average Grant Date Fair value, Options outstanding, Beginning	$ 136.41	$ 136.41
Aggregate Intrinsic Value, Options outstanding, Beginning (in Dollars)	$ 1,559,571	$ 1,559,571
Number of Options, Granted (in Shares)		5,825
Weighted Average Exercise Price, Granted		$ 20
Weighted Average Remaining Contract Life Years, Granted		4 years 6 months
Weighted Average Grant Date Fair value, Granted		$ 70.2
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Options, Cancelled/forfeited (in Shares)		(6,230)
Weighted Average Exercise Price, Cancelled/forfeited		$ 127.46
Weighted Average Grant Date Fair value, Cancelled/forfeited		$ 87.42
Aggregate Intrinsic Value, Cancelled/forfeited (in Dollars)
Number of Options, Exercised (in Shares)
Weighted Average Exercise Price, Exercised
Weighted Average Grant Date Fair value, Exercised
Aggregate Intrinsic Value, options Exercised (in Dollars)
Number of Options, Options outstanding, Ending (in Shares)		70,046
Weighted Average Exercise Price, Options outstanding, Ending		$ 22.55
Weighted Average Remaining Contract Life Years, Options outstanding, Ending		1 year 4 months 20 days
Weighted Average Grant Date Fair value, Options outstanding, Ending		$ 77.1
Aggregate Intrinsic Value, Options outstanding, Ending (in Dollars)
Number of Options, Options vested and exercisable (in Shares)		63,964
Weighted Average Exercise Price, Options vested and exercisable		$ 40.82
Weighted Average Remaining Contract Life Years, Options vested and exercisable		1 year 4 months 2 days
Weighted Average Grant Date Fair value, Options vested and exercisable		$ 142.75
Aggregate Intrinsic Value, Options vested and exercisable (in Dollars)